Unusual Whales Subversive Republican Trading ETF

Schedule of Investments

December 31, 2025 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Banking - 5.9%
Bank of America Corp.	2,133	$117,315
Citigroup, Inc.	2,133	248,900
Farmers & Merchants Bancorp, Inc.	3,649	90,203
JPMorgan Chase & Co.	9,833	3,168,389
United Bankshares, Inc.	3,370	129,408
		3,754,215

Consumer Discretionary Products - 1.4%
Fortune Brands Innovations, Inc.	2,272	113,645
Tesla, Inc.(a)	1,791	805,449
		919,094

Consumer Discretionary Services - 0.9%
Las Vegas Sands Corp.	7,231	470,666
Starbucks Corp.	1,359	114,441
		585,107

Consumer Staple Products - 3.0%
Clorox Co.	1,492	150,438
Coca-Cola Co.	1,781	124,510
Philip Morris International, Inc.	3,317	532,047
Tyson Foods, Inc. - Class A	18,239	1,069,170
		1,876,165

Financial Services - 7.3%
AerCap Holdings NV	4,831	694,505
Blackrock, Inc.	366	391,744
Capital One Financial Corp.	1,030	249,631
Charles Schwab Corp.	1,984	198,221
Fidelity National Information Services, Inc.	15,504	1,030,396
Houlihan Lokey, Inc. - Class A	928	161,648
Mastercard, Inc. - Class A	654	373,356
PayPal Holdings, Inc.	12,312	718,775
Stifel Financial Corp.	3,015	377,538
Visa, Inc. - Class A	1,231	431,724
		4,627,538

Health Care - 6.4%
AbbVie, Inc.	569	130,011
Amgen, Inc.	286	93,611
Boston Scientific Corp.(a)	3,096	295,203
Elevance Health, Inc.	925	324,259

Henry Schein, Inc.(a)	2,548	$192,578
Humana, Inc.	656	168,021
IQVIA Holdings, Inc.(a)	643	144,939
Johnson & Johnson	4,219	873,122
Novo Nordisk A/S - Class B, ADR	7,466	379,870
United Therapeutics Corp.(a)	3,012	1,467,597
		4,069,211

Industrial Products - 8.6%
Caterpillar, Inc.	720	412,466
Donaldson Co., Inc.	1,918	170,050
Dover Corp.	572	111,677
Emerson Electric Co.	3,229	428,553
Gates Industrial Corp. PLC(a)	4,287	92,042
Honeywell International, Inc.	1,400	273,126
L3Harris Technologies, Inc.	2,241	657,890
Lockheed Martin Corp.	706	341,471
nVent Electric PLC	6,142	626,300
Oshkosh Corp.	3,399	427,016
Rockwell Automation, Inc.	1,077	419,028
RTX Corp.	4,449	815,947
Sensata Technologies Holding PLC	3,229	107,494
Woodward, Inc.	1,996	603,431
		5,486,491

Industrial Services - 8.6%
Applied Industrial Technologies, Inc.	572	146,873
Aramark	7,040	259,494
Comfort Systems USA, Inc.	4,067	3,795,691
Core & Main, Inc. - Class A(a)	2,591	134,654
Delta Air Lines, Inc.	5,147	357,202
FedEx Corp.	1,705	492,506
Quanta Services, Inc.	290	122,397
Southwest Airlines Co.	4,718	194,995
		5,503,812

Insurance - 5.0%
Allstate Corp.	6,404	1,332,993
Chubb Ltd.	641	200,069
Equitable Holdings, Inc.	6,310	300,671
Markel Group, Inc.(a)	140	300,951
Marsh & McLennan Cos., Inc.	925	171,606
Primerica, Inc.	715	184,727
White Mountains Insurance Group Ltd.	167	347,031
Willis Towers Watson PLC	1,141	374,933
		3,212,981

Materials - 3.1%
Alcoa Corp.	2,816	$149,642
Alliance Resource Partners LP	4,236	98,402
AptarGroup, Inc.	715	87,201
Barrick Mining Corp.	8,440	367,562
Freeport-McMoRan, Inc.	2,414	122,607
Linde PLC	930	396,543
Louisiana-Pacific Corp.	1,552	125,340
Nucor Corp.	1,497	244,176
Simpson Manufacturing Co., Inc.	926	149,521
TriMas Corp.	5,954	211,069
		1,952,063

Media - 2.1%
Charter Communications, Inc. - Class A(a)	597	124,624
Meta Platforms, Inc. - Class A	637	420,477
Uber Technologies, Inc.(a)	2,946	240,718
Walt Disney Co.	1,137	129,357
Warner Bros Discovery, Inc.(a)	15,192	437,833
		1,353,009

Oil & Gas - 7.4%
Chevron Corp.	8,208	1,250,981
ConocoPhillips	9,896	926,365
Devon Energy Corp.	4,412	161,612
Energy Transfer LP	15,770	260,047
NGL Energy Partners LP(a)	57,829	578,290
Occidental Petroleum Corp.	3,594	147,785
ONEOK, Inc.	1,782	130,977
Shell PLC, ADR	9,801	720,177
Williams Cos., Inc.	9,314	559,865
		4,736,099

Real Estate - 1.4%
Simon Property Group, Inc. - REIT	4,905	907,965

Retail & Wholesale - Discretionary - 3.3%
Amazon.com, Inc.(a)	2,002	462,102
ePlus, Inc.	1,208	105,942
FirstCash Holdings, Inc.	2,696	429,688
Home Depot, Inc.	1,211	416,705
O’Reilly Automotive, Inc.(a)	5,310	484,325
Penske Automotive Group, Inc.	573	90,700
Valvoline, Inc.(a)	4,367	126,905
		2,116,367

Retail & Wholesale - Staples - 1.7%
BJ’s Wholesale Club Holdings, Inc.(a)	3,226	290,436

Costco Wholesale Corp.	567	$488,947
Dollar Tree, Inc.(a)	2,491	306,418
		1,085,801

Software & Tech Services - 7.7%
Accenture PLC - Class A	3,664	983,051
Adobe, Inc.(a)	230	80,498
Autodesk, Inc.(a)	785	232,368
Cadence Design Systems, Inc.(a)	925	289,136
CrowdStrike Holdings, Inc. - Class A(a)	284	133,128
EPAM Systems, Inc.(a)	1,361	278,842
Fortinet, Inc.(a)	1,772	140,715
Gen Digital, Inc.	7,584	206,209
Insight Enterprises, Inc.(a)	928	75,604
Intuit, Inc.	492	325,911
Microsoft Corp.	855	413,495
Oracle Corp.	500	97,455
Palo Alto Networks, Inc.(a)	1,527	281,273
PTC, Inc.(a)	568	98,951
SAP SE - Class DepositaryReceipt, ADR	1,266	307,524
ServiceNow, Inc.(a)	1,065	163,147
Snowflake, Inc. - Class A(a)	1,305	286,265
Strategy, Inc. - Class A(a)	2,013	305,875
Workday, Inc. - Class A(a)	1,086	233,251
		4,932,698

Tech Hardware & Semiconductors - 15.9%
Advanced Micro Devices, Inc.(a)	4,201	899,686
Apple, Inc.	1,370	372,448
Arista Networks, Inc.(a)	14,016	1,836,517
Arrow Electronics, Inc.(a)	924	101,806
ASML Holding NV - NYRS	846	905,102
Broadcom, Inc.	1,918	663,820
Cisco Systems, Inc.	2,066	159,144
Intel Corp.(a)	51,759	1,909,907
KLA Corp.	102	123,938
NVIDIA Corp.	11,844	2,208,906
Plexus Corp.(a)	925	135,975
QUALCOMM, Inc.	790	135,130
Texas Instruments, Inc.	3,727	646,597
		10,098,976

Telecommunications - 2.6%
AT&T, Inc.	58,030	1,441,465
T-Mobile US, Inc.	996	202,228
		1,643,693

Utilities - 3.3%
Dominion Energy, Inc.	5,843	$342,341
National Fuel Gas Co.	13,829	1,107,150
NextEra Energy, Inc.	4,355	349,620
Suburban Propane Partners LP	14,630	271,240
		2,070,351

TOTAL COMMON STOCKS (Cost $51,223,799)		60,931,636

EXCHANGE TRADED FUNDS - 4.1%	Shares	Value
iShares Bitcoin Trust ETF(a)	53,081	2,635,472

TOTAL EXCHANGE TRADED FUNDS (Cost $2,843,924)		2,635,472

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.67%(b)	176,930	176,930

TOTAL SHORT-TERM INVESTMENTS (Cost $176,930)		176,930

TOTAL INVESTMENTS - 100.0% (Cost $54,244,653)		$63,744,038
Liabilities in Excess of Other Assets - 0.0%(c)		(8,614)
TOTAL NET ASSETS - 100.0%		$63,735,424

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
NYRS	New York Registered Shares
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2025.
(c)	Does not round to 0.1% or (0.1)%, as applicable.